Retirement benefit plan, Actuarial Assumptions and Sensitivity Analysis (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Actuarial assumptions [Abstract]
Discount rate	2.25%	0.30%	0.20%
Rate of future increase in compensations	1.75%	1.75%	1.75%
Rate of future increase in current pensions	0.00%	0.00%	0.00%
Interest rate on retirement savings capital	2.25%	0.75%	0.50%
+0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
-0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Discount rate | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 30,201	SFr 31,190
Decrease/(increase) from actual defined benefit obligation	SFr (2,209)	SFr (2,699)
Discount rate | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 34,916	SFr 37,006
Decrease/(increase) from actual defined benefit obligation	SFr 2,506	SFr 3,117
Future salary increase | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 32,940	SFr 34,578
Decrease/(increase) from actual defined benefit obligation	SFr 530	SFr 689
Future salary increase | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 31,841	SFr 33,176
Decrease/(increase) from actual defined benefit obligation	SFr (569)	SFr (713)
Future pension cost | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 33,601	SFr 35,497
Decrease/(increase) from actual defined benefit obligation	SFr 1,191	SFr 1,608
Future pension cost | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 31,322	SFr 32,435
Decrease/(increase) from actual defined benefit obligation	SFr (1,088)	SFr (1,454)
Interest rate on savings capital | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 33,322	SFr 34,822
Decrease/(increase) from actual defined benefit obligation	SFr 912	SFr 933
Interest rate on savings capital | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 31,545	SFr 33,007
Decrease/(increase) from actual defined benefit obligation	SFr (865)	SFr (882)